Share-based compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payments [Abstract]
Share-based compensation	26Share-based compensation

Accounting policies
Philips’ share-based compensation is an equity-settled plan made of restricted and performance shares. The restricted shares are subject to a three-year service condition and the performance shares include both market and non-market-based performance conditions, in addition to a three-year service condition. These shares are awarded to the Executive Committee and senior management.
The grant date fair value of market-based performance shares is determined through a Monte Carlo valuation model. The grant date fair value of non-market-based performance shares and restricted shares is determined as the share price at the grant date as participants receive notional dividends throughout the vesting period.
The costs of share-based compensation plans are revised for expected performance (non-market-based performance shares) and forfeiture and are spread evenly over the service period.
Share-based compensation is recognized over the service period as personnel expense in the consolidated statement of income, with a corresponding increase to equity.

Accounting estimates and judgments
The use of a valuation model to determine market-based performance share fair value requires estimates for the expected volatility of the Philips share price and correlation among input variables.
At each reporting date, Philips calculates the expected realization of the non-market-based performance targets and revises the expected share-based compensation expense. The cumulative effect is recorded in the consolidated statement of income with a corresponding adjustment in equity.
No expense is recognized for awards that do not ultimately vest because non-market performance and/or service conditions have not been met.

The purpose of the share-based compensation plans is to align the interests of management with those of shareholders by providing incentives to improve the company’s performance on a long-term basis, thereby increasing shareholder value.
The company has the following plans:
•performance shares: rights to receive common shares in the future based on performance and service conditions
•restricted shares: rights to receive common shares in the future based on a service condition
•options on its common shares
Since 2013 the Board of Management and other members of the Executive Committee are only granted performance shares*. Performance shares as well as restricted shares can be granted to executives, certain selected employees and new employees.
Under the terms of employee stock purchase plans established by the company in various countries, employees are eligible to purchase a limited number of Philips shares at discounted prices through payroll withholdings.
Share-based compensation costs were EUR 148 million (2024: EUR 104 million; 2023: EUR 97 million). This includes the employee stock purchase plan of EUR 6 million, which is not a share-based compensation that affects equity. In the Consolidated statements of changes in equity EUR 141 million is recognized in 2025 and represents the costs of the share-based compensation plans. The amount recognized as an expense is adjusted for forfeitures. USD-denominated performance shares, restricted shares and options are being granted only to employees whose home country is the US.
Performance shares
The performance is measured over a three-year performance period. The performance shares have three performance conditions: relative Total Shareholders’ Return (TSR) compared to a peer group of 20 companies including Philips (2024: 20 companies; 2023: 20 companies); adjusted Earnings Per Share growth** (EPS); and a sustainability criterion. The criterion is based on three Sustainable Development Goals (SDG) as defined by the
United Nations that are included in Philips’ strategy on sustainability. The performance conditions are weighted as follows: TSR 50%, EPS 40% and SDG 10% (applicable for 2021, 2022 and 2023 plans). As of 2024 the performance conditions are weighted as follows: TSR 40%, EPS 40% and SDG 20%.
The performance shares vest three years after the grant date. The number of performance shares that will vest is dependent on achieving the performance conditions provided that the grantee is still employed with the company.
The amount recognized as an expense is adjusted for actual performance of adjusted EPS growth** and the actual realization of the SDGs, since these are non-market performance conditions. It is not adjusted for non-
vesting or extra vesting of performance shares due to a relative TSR performance that differs from the performance anticipated at the grant date, since this is a market-based performance condition.
The fair value of the performance shares is measured based on Monte Carlo simulation, which takes into account dividend payments between the grant date and the vesting date by including reinvested dividends as well as the market conditions expected to impact relative total shareholders’ return performance in relation to selected peers. The following weighted-average assumptions were used for the 2025 grants:
•risk-free rate: 1.82%
•expected share price volatility: 38%
The assumptions were used for these calculations only and do not necessarily represent an indication of management’s expectation of future developments for other purposes. The company has based its volatility assumptions on historical experience measured over a 10-year period.
A summary of the status of the company’s performance share plans as of December 31, 2025, and changes during the year are presented in the accompanying table:
Philips Group
Performance shares

	2025		2024
	Number of shares	Weighted average grant- date fair value	Number of shares	Weighted average grant- date fair value
EUR-denominated
Outstanding as of January 1	6,466,838	24.41	5,392,035	27.22
Granted	1,994,246	21.94	2,265,462	28.94
Notional dividends ¹	269,210	24.63	218,782	24.35
Vested/Issued	(333,321)	20.73	(169,524)	50.30
Forfeited	(336,681)	24.93	(451,052)	25.07
Adjusted quantity ²	(1,801,626)	20.52	(788,865)	50.65
Outstanding as of December 31	6,258,667	24.92	6,466,838	24.41

USD-denominated
Outstanding as of January 1	4,190,628	26.89	3,261,048	29.73
Granted	1,522,255	24.81	1,733,891	31.07
Notional dividends ¹	187,657	27.25	142,892	26.85
Vested/Issued	(166,326)	21.98	(80,151)	61.37
Forfeited	(525,643)	27.08	(489,195)	28.35
Adjusted quantity ²	(942,807)	21.98	(377,857)	61.37
Outstanding as of December 31	4,265,764	27.42	4,190,628	26.89
[1]Dividend declared in 2025 on outstanding shares.
[2]Adjusted quantity includes the adjustments made to Performance shares outstanding due to updates on the actual TSR, EPS, and SDG.
As of December 31, 2025, a total of EUR 116 million of unrecognized compensation costs relate to non-vested performance shares (as of December 31, 2024, EUR 128 million; as of December 31, 2023, EUR 102 million).
These costs are expected to be recognized over a weighted-average period of 1.8 years.
Restricted shares
The fair value of restricted shares is equal to the share price at grant date. The company issues restricted shares that, in general, have a three-year cliff-vesting period provided that the grantee is still employed with the company.
A summary of the status of the company’s restricted shares as of December 31, 2025, and changes during the year are presented in the accompanying table.
Philips Group
Restricted shares

	2025		2024
	Number of shares	Weighted average grant- date fair value	Number of shares	Weighted average grant- date fair value
EUR-denominated
Outstanding as of January 1	3,523,906	21.17	2,995,252	23.39
Granted	1,146,201	19.38	1,367,380	22.64
Notional dividends ¹	145,617	21.43	52,481	22.57
Vested/Issued	(1,147,752)	21.70	(627,855)	35.10
Forfeited	(244,654)	20.65	(263,352)	21.06
Outstanding as of December 31	3,423,318	20.44	3,523,906	21.17

USD-denominated
Outstanding as of January 1	3,327,230	23.04	2,654,193	26.04
Granted	1,118,263	22.18	1,460,620	24.59
Notional dividends ¹	136,697	22.66	48,774	24.33
Vested/Issued	(1,070,835)	23.24	(582,404)	40.51
Forfeited	(341,996)	22.97	(253,953)	23.43
Outstanding as of December 31	3,169,359	22.66	3,327,230	23.04
[1]Dividend declared in 2025 on outstanding shares.
As of December 31, 2025, a total of EUR 67 million of unrecognized compensation costs relate to non-vested restricted shares (as of December 31, 2024, EUR 73 million; as of December 31, 2023, EUR 63 million). These costs are expected to be recognized over a weighted-average period of 1.8 years.
Option plans
Retention option plan
In April 2023, the company granted non-recurring retention options that expire after 10 years. These options vest after two years, provided that the grantee is still employed with the company.
The fair value of the options under this plan is measured based on Black-Scholes-Merton option pricing model. The expected life of the options is calculated as the average between vesting period (two years) and the total contractual life (10 years).
The accompanying tables summarize information about the company’s options as of December 31, 2025, and changes during the year.
Philips Group
Options on EUR-denominated listed share

	2025		2024
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding as of January 1	3,396,539	22.16	3,660,000	22.16
Exercised	(378,515)	22.16	(3,793)	22.16
Forfeited	(11,548)	22.16	(259,668)	22.16
Expired	(39,983)	22.16	-	-
Outstanding as of December 31	2,966,493	22.16	3,396,539	22.16
The total intrinsic value of EUR-denominated options exercised during 2025 was EUR 0.8 million (2024: EUR 15 thousand). Cash received during 2025 from exercises under the company’s options plans amounted to EUR 8.4 million (2024: EUR 84 thousand). As of December 31, 2025, there were 2,966,493 options outstanding and exercisable (as of December 31, 2024, 3,396,539 options outstanding and 39,983 exercisable) with a weighted average remaining contractual term of 6.7 years (as of December 31, 2024, 8.1 years for outstanding options and 0.4 years for exercisable options) and total intrinsic value of EUR 3.2 million (as of December 31, 2024 EUR
7.6 million for outstanding options and EUR 90 thousand for exercisable options).
Philips Group
Options on USD-denominated listed share

	2025		2024
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding as of January 1	1,637,764	24.42	1,929,000	24.42
Exercised	(201,873)	24.42	-	-
Forfeited	(54,248)	24.42	(291,236)	24.42
Outstanding as of December 31	1,381,643	24.42	1,637,764	24.42
The total intrinsic value of USD-denominated options exercised during 2025 was USD 0.5 million (2024: USD nil). Cash received during 2025 from exercises under the company’s options plans amounted to EUR 4.4 million
(2024: EUR nil). The actual tax deductions realized as a result of USD option exercises totaled approximately
EUR 1.0 million in 2025 (2024: nil). As of December 31, 2025, there were 1,381,643 options outstanding and exercisable (as of December 31, 2024, 1,637,764 options outstanding and nil exercisable) with a weighted average remaining contractual term of 5.8 years (as of December 31, 2024, 8.0 years for outstanding options and 0 years for exercisable options) and total intrinsic value of USD 3.7 million (as of December 31, 2024, USD
1.5 million for outstanding options and USD nil for exercisable options).
Philips Group
Outstanding options in millions of EUR unless otherwise stated

	2025			2024
	Number of options	Intrinsic value	Weighted average remaining contractual term in years	Number of options	Intrinsic value	Weighted average remaining contractual term in years
EUR-denominated
20-25	2,966,493	3	6.7	3,396,539	8	8.1
Outstanding options	2,966,493	3	6.7	3,396,539	8	8.1

USD-denominated
20-25	1,381,643	4	5.8	1,637,764	1	8.0
Outstanding options	1,381,643	4	5.8	1,637,764	1	8.0
*Executive Committee members can receive restricted share rights as a sign-on LTI awards upon hiring.
**The definition of this non-IFRS measure and a reconciliation to the IFRS measure is included in Equity.